FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-05808

                         Eaton Vance Prime Rate Reserves
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               (Exact name of registrant as specified in charter)

    255 State Street, Boston, Massachusetts,                      02109
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    (Address of principal executive offices)                   (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: November 30th

Date of reporting period: July 1, 2003 through June 30, 2004

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Name of Registrant)      Eaton Vance Prime Rate Reserves

By (Signature and Title)  /s/ Scott H. Page, President

Date August 31, 2004

Eaton Vance Prime Rate Reserves (the "Fund") is a feeder fund that invests exclusively in shares of Senior Debt Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio was filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 933188 and its file number is 811-8876.